Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated income statement
Interest receivable	£ 10,071	£ 11,375	£ 11,049
Interest payable	(2,322)	(3,328)	(2,393)
Net interest income	7,749	8,047	8,656
Fees and commissions receivable	2,734	3,359	3,218
Fees and commissions payable	(722)	(848)	(861)
Income from trading activities	1,125	932	1,507
Other operating income	(90)	2,763	882
Total Non-interest income	3,047	6,206	4,746
Total income	10,796	14,253	13,402
Staff costs	(3,923)	(4,018)	(4,122)
Premises and equipment	(1,223)	(1,259)	(1,383)
Other administrative expenses	(1,845)	(2,828)	(3,372)
Depreciation and amortisation	(905)	(1,176)	(731)
Impairment of other intangible assets	(9)	(44)	(37)
Operating expenses	(7,905)	(9,325)	(9,645)
Profit before impairment losses	2,891	4,928	3,757
Impairment losses	(3,242)	(696)	(398)
Operating (loss)/profit before tax	(351)	4,232	3,359
Tax charge	(83)	(432)	(1,208)
(Loss)/profit for the year	(434)	3,800	2,151
Attributable to:
Ordinary shareholders	(753)	3,133	1,622
Preference shareholders	26	39	182
Paid-in equity holders	355	367	355
Non-controlling interests	(62)	261	(8)
(Loss)/profit for the year	£ (434)	£ 3,800	£ 2,151
Per ordinary share
Earnings per ordinary share	£ (6.2)	£ 26.0	£ 13.5
Earnings per ordinary share - fully diluted	£ (6.2)	£ 25.9	£ 13.4